                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21284
                                                     ---------

                  Nicholas-Applegate Convertible & Income Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: February 28, 2006
                                 ---------

Date of reporting period: August 31, 2005
                                ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS
Nicholas-Applegate Convertible & Income Fund

S e m i - A n n u a l   R e p o r t
A u g u s t   31,   2 0 0 5

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-8

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Notes to Financial Statements	12-16

Financial Highlights	17

Matters Relating to the Trustees Consideration
of the Investment Management and Portfolio
Management Agreements	18-19

Annual Shareholders Meeting Results	20

Nicholas-Applegate Convertible & Income Fund Letter to Shareholders

October 18, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the Nicholas-Applegate Convertible & Income Fund (the “Fund”) for the six months ended August 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at (800) 331-1710. Also, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

| 8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 1

Nicholas-Applegate Convertible & Income Fund Performance & Statistics
August 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NCV	At least 50% of total assets	March 31, 2003
in convertible securities.
Objective:		Net Assets(1) :
To provide total return		$1,582.4 billion
through a combination of
capital appreciation and		Portfolio Manager:
high current income.		Douglas Forsyth

Total Return(2) :	Market Price	Net Asset Value (“NAV”)

Six months	6.46%	1.61%

1 year	15.16%	14.30%

Commencement of Operations (3/31/03) to 8/31/05	15.31%	15.98%

Common Share Market Price/NAV Performance: Commencement of Operations (3/31/03) to 8/31/05	Market Price/NAV:

	Market Price	$16.03

	NAV	$15.54

	Market Price Yield(3)	9.36%

	Premium to NAV	3.15%

	Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at August 31, 2005.

2 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

CORPORATE BONDS & NOTES—43.6%
	Advertising—0.7%
$10,000	R.H. Donnelley Financial Corp., 10.875%, 12/15/12	B2/B+	$11,562,500

	Airlines—0.1%
3,980	Northwest Airlines Corp., 10.00%, 2/1/09 (a)	Caa3/CC	1,731,300

	Apparel—0.8%
	Levi Strauss & Co.
2,000	9.75%, 1/15/15	Caa2/B-	2,120,000
7,055	12.25%, 12/15/12	Caa2/B-	7,928,056
1,085	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B2/BB	1,171,800
580	Warnaco, Inc., 8.875%, 6/15/13	B1/BB-	635,100

			11,854,956

	Automotive—0.8%
13,168	HLI Operating Co., Inc., 10.50%, 6/15/10	B3/B	13,102,160

	Chemicals—4.6%
	Huntsman LLC,
1,781	11.50%, 7/15/12	B2/B	2,097,128
5,713	11.625%, 10/15/10	Ba3/BB-	6,691,352
13,590	IMC Global, Inc., 11.25%, 6/1/11	Ba3/BB	14,949,000
	Lyondell Chemical Co.
3,120	9.625%, 5/1/07, Ser. A	B1/BB-	3,291,600
5,115	10.875%, 5/1/09	B3/B	5,313,206
5,435	11.125%, 7/15/12	B1/BB-	6,182,312
10,545	PolyOne Corp., 10.625%, 5/15/10	B3/B+	11,322,694
11,150	Resolution Performance Products LLC, 13.50%, 11/15/10	Caa2/B-	12,042,000
8,525	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	9,270,937

			71,160,229

	Commercial Services—1.5%
11,990	Integrated Electrical Services, Inc., 9.375%, 2/1/09, Ser. C	Caa2/CCC	9,442,125
7,890	Vertrue, Inc., 9.25%, 4/1/14	B2/B	7,929,450
5,565	Xerox Corp., 9.75%, 1/15/09	Ba2/BB-	6,232,800

			23,604,375

	Electronics—2.1%
8,010	IMAX Corp., 9.625%, 12/1/10	B3/B-	8,670,825
10,100	Sanmina-SCI Corp., 10.375%, 1/15/10	Ba2/BB-	11,211,000
12,400	Stoneridge, Inc., 11.50%, 5/1/12	B1/B+	13,206,000

			33,087,825

	Energy—0.5%
7,180	Reliant Resources, Inc., 9.50%, 7/15/13	B1/B+	7,987,750

	Financial Services—1.2%
11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/CCC+	12,548,100
6,245	AMR Holdings Co., 10.00%, 2/15/15 (b)	Caa1/B-	6,807,050

			19,355,150

	Food Products—0.8%
11,645	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	12,605,712

8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 3

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Healthcare—0.4%
$ 4,241	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	$4,315,217
1,000	Medcath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,110,000

			5,425,217

	Home Builders—2.0%
12,325	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	13,407,012
3,865	Standard-Pacific Corp., 9.50%, 9/15/10	Ba2/BB	4,048,588
11,620	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	12,782,000

			30,237,600

	Home Furnishings—1.6%
10,290	Central Garden & Pet Co., 9.125%, 2/1/13	B1/B+	11,113,200
12,660	Jarden Corp., 9.75%, 5/1/12	B3/B-	13,577,850

			24,691,050

	Hotels/Gaming—0.7%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,379,375

	Leisure—0.5%
7,295	Equinox Holdings, Inc., 9.00%, 12/15/09	B3/B-	7,550,325

	Machinery—1.1%
15,690	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB-	16,709,850

	Metals & Mining—2.8%
7,710	AK Steel Corp., 7.875%, 2/15/09	B1/B+	7,497,975
11,665	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	12,831,500
6,040	Oregon Steel Mills, Inc., 10.00%, 7/15/09	B1/B+	6,553,400
14,170	United States Steel LLC, 10.75%, 8/1/08	Ba2/BB	15,941,250

			42,824,125

	Miscellaneous—2.3%
35,170	Dow Jones CDX High Yield, 10.50%, 12/29/09 (b) (c)	NR/NR	35,521,700

	Multi-Media—4.1%
11,165	Charter Communications Holdings, Inc., 10.75%, 10/1/09	Ca/CCC-	9,490,250
2,715	CSC Holdings, Inc., 10.50%, 5/15/16	B2/B+	2,952,563
8,330	Echostar DBS Corp., 9.125%, 1/15/09	Ba3/BB-	8,798,562
5,430	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	5,959,425
8,145	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	8,888,231
6,415	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	6,888,106
8,140	Sirius Satellite Radio, Inc., 9.625%, 8/1/13 (b)	Caa1/CCC	7,997,550
10,580	XM Satellite Radio, Inc., 12.00%, 6/15/10	Caa1/CCC+	12,100,875

			63,075,562

	Office Furnishings—1.2%
	Interface, Inc.
5,375	9.50%, 2/1/14	Caa3/CCC	5,509,375
6,490	10.375%, 2/1/10	Caa1/B-	7,187,675
4,791	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	5,329,988

			18,027,038

4 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Oil & Gas—2.3%
$ 4,275	Dynegy Holdings, Inc., 10.125%, 7/15/13 (b)	B3/B-	$4,777,313
10,500	Petroleum Geo-Services ASA, 10.00%, 11/5/10	Ba3/B+	11,812,500
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,575,000
13,300	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	13,563,275

			35,728,088

	Paper Products—1.1%
6,272	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	6,272,000
9,935	Georgia-Pacific Corp., 9.375%, 2/1/13	Ba2/BB+	11,102,362

			17,374,362

	Pharmaceuticals—0.6%
10,955	Leiner Health Products Corp., 11.00%, 6/1/12	Caa1/CCC+	9,640,400

	Real Estate—0.2%
2,715	Host Marriot L.P.,—REIT, 9.50%, 1/15/07	Ba3/B+	2,850,750

	Recycling—0.7%
10,495	Imco Recycling, Inc., 10.375%, 10/15/10	B2/B	11,570,737

	Retail—1.6%
4,240	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B	4,224,100
13,575	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	14,491,313
5,085	United Auto Group, Inc., 9.625%, 3/15/12	B3/B	5,460,019

			24,175,432

	Semi-conductors—0.5%
9,085	Amkor Technology, Inc., 10.50%, 5/1/09	Caa3/CCC	8,312,775

	Telecommunications—4.1%
11,430	Dobson Communications Corp., 10.875%, 7/1/10	Ca/CCC	12,001,500
11,710	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (b)	Caa1/B-	12,354,050
13,800	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	14,317,500
3,160	Primus Telecommunications Group, Inc., 12.75%, 10/15/09	Caa3/CCC-	1,595,800
11,960	Qwest Services Corp., 14.00%, 12/15/14	Caa1/B	14,710,800
8,860	Time Warner Telecom, Inc., 10.125%, 2/1/11	B3/CCC+	9,103,650

			64,083,300

	Utilities—2.7%
13,025	AES Corp., 9.50%, 6/1/09	B1/B-	14,360,063
12,750	Mission Energy Holdings International, Inc., 13.50%, 7/15/08	B2/CCC+	15,172,500
11,755	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	13,194,988

			42,727,551

	Total Corporate Bonds & Notes (cost-$673,322,821)		677,957,194

CONVERTIBLE BONDS & NOTES—30.9%

	Aerospace—0.2%
2,000	GenCorp, Inc., 4.00%, 1/16/24	Caa2/B	2,672,500

	Airlines—1.4%
20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	17,794,780
8,385	Northwest Airlines Corp., 6.625%, 5/15/23 (a) (d)	Caa3/CC	3,961,912

			21,756,692

8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 5

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Chemicals—0.9%
$ 7,020	Millennium Chemicals, Inc., 4.00%, 11/15/23	B1/BB-	$14,303,250

	Commercial Services—2.7%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	9,793,875
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	14,196,000
17,314	World Color Press, Inc., 6.00%, 10/1/07	Ba3/BB+	17,616,995

			41,606,870

	Computers—1.1%
17,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	17,269,500

	Electrical Components & Equipment—0.6%
7,250	Artesyn Technologies, Inc. 5.50%, 8/15/10	NR/NR	9,470,312

	Financing—1.5%
18,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB-	23,772,500

	Home Furnishings—0.9%
7,300	American Greeting Corp., 7.00%, 7/15/06	Ba2/BB+	13,523,250

	Internet—1.2%
18,800	E*Trade Group, Inc., 6.00%, 2/1/07	NR/B-	19,129,000

	Manufacturing—1.2%
11,900	Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (b)	B3/B-	18,311,125

	Metals & Mining—1.2%
12,600	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	18,695,250

	Multi-Media—1.1%
16,995	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	17,016,244

	Oil & Gas—2.4%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	16,920,000
7,604	St. Mary Land & Exploration Corp., 6.25%, 3/15/22 (d)	NR/NR	20,530,800

			37,450,800

	Pharmaceuticals—2.0%
9,650	Ligand Pharmaceuticals Inc., 6.00%, 11/16/07	NR/NR	12,665,625
17,750	Sepracor, Inc., 5.00%, 2/15/07	NR/CCC+	17,727,812

			30,393,437

	Real Estate Investment Trust—0.9%
5,000	Affordable Residential Communities, 7.50%, 8/15/25 (b)	NR/NR	5,168,750
7,700	Capital Automotive REIT, 6.00%, 5/15/24	NR/NR	8,527,750

			13,696,500

	Retail—1.8%
6,105	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	10,393,763
17,708	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	17,420,245

			27,814,008

	Semi-conductors—2.3%
15,900	Advanced Micro Devices, Inc., 4.75%, 2/1/22 (d)	B3/B-	16,893,750
	Amkor Technology, Inc.
2,363	5.00%, 3/15/07	Caa3/CCC	2,070,579
17,379	5.75%, 6/1/06	Caa3/CCC	16,640,392

			35,604,721

6 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Telecommunications—5.5%
$19,000	American Tower Corp., 5.00%, 2/15/10	B3/BB-	$18,976,250
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	16,734,750
8,740	Crown Castle International, Inc., 4.00%, 7/15/10	NR/NR	20,801,200
17,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	17,191,250
12,345	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	11,789,475

			85,492,925

	Transportation—0.9%
9,150	Yellow Roadway Corp., 5.00%, 8/8/23	Ba1/BBB-	13,942,313

	Utilities—1.1%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	17,351,719

	Total Convertible Bonds & Notes (cost-$466,938,004)		479,272,916

CONVERTIBLE PREFERRED STOCK—22.3%

Shares
(000)

	Automotive—2.5%
284	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	Ba2/B+	11,042,037
	General Motors Corp.,
595	5.25%, 3/6/32, Ser. B	Ba2/BB	11,379,375
778	6.25%, 7/15/33, Ser. C	Ba2/BB	16,657,263

			39,078,675

	Banking—1.1%
322	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	17,162,954

	Commercial Services—2.3%
495	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B	20,047,500
137	Xerox Corp., 6.25%, 7/1/06	B1/B-	16,005,600

			36,053,100

	Financial Services—1.2%
540	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	19,305,000

	Insurance—3.5%
137	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	3,774,287
537	Platinum Underwriters Holdings Ltd, 7.00%, 11/16/05	NR/BBB	16,255,533
765	PMI Group, Inc., 5.875, 11/15/06	A1/A	18,987,300
655	XL Capital Ltd, 6.50%, 5/15/07	A2/A	15,038,800

			54,055,920

	Metals & Mining—0.4%
46	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	6,197,506

	Oil & Gas—6.4%
190	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	20,271,100
104	Chesapeake Energy Corp., 5.00%, 12/31/49	B3/B-	20,556,606
430	ONEOK, Inc., 8.50%, 2/16/06	Baa1/BBB+	17,642,900
267	Public Service Enterprise Group, Inc., 10.25%, 11/16/05	Baa3/BBB-	21,477,480
178	Williams Cos., Inc., 5.50%, 6/1/33	NR/B-	18,692,400

			98,640,486

8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 7

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2005 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value

	Pharmaceuticals—1.6%
454	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	$24,836,474

	Retail—1.1%
762	Albertson’s, Inc., 7.25%, 5/16/07	Baa2/BBB-	16,742,304

	Utilities—2.2%
370	AES Trust III, 6.75%, 10/15/29	B3/CCC+	17,815,500
255	FPL Group, Inc., 8.00%, 2/16/06	NR/A-	16,472,609

			34,288,109

	Total Convertible Preferred Stock (cost-$314,886,635)		346,360,528

SHORT-TERM INVESTMENTS—3.2%

Principal
Amount
(000)

	Time Deposit—0.7%
$11,029	Wachovia Bank, 3.00%, due 9/01/05 (cost-$11,029,409)		11,029,409

	U.S. Government Securities—2.5%
	United States Treasury Notes,
16,275	10.375%, 11/15/12		18,488,026
16,275	12.00%, 8/15/13		19,968,676

	Total U.S. Government Securities (cost-$38,285,917)		38,456,702

	Total Short-Term Investments (cost-$49,315,326)		49,486,111

	Total Investments (cost-$1,504,462,786)—100%		$1,553,076,749

Notes to Schedule of Investments
(a)	Non-income producing — issuer filed for bankruptcy or is in default of interest payments.
(b)
144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Credit-linked trust certificate.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on August 31, 2005.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

8 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund	Statement of Assets
and Liabilities
August 31, 2005 (unaudited)

Assets:
Investments, at value (cost—$1,504,462,786)	$1,553,076,749

Interest and dividends receivable	20,766,177

Interest rate caps premium paid	20,173,125

Receivable for investments sold	4,436,889

Prepaid expenses	83,212

Total Assets	1,598,536,152

Liabilities:
Dividends payable to common and preferred shareholders	8,691,896

Payable for investments purchased	4,109,402

Unrealized depreciation on interest rate caps	2,195,867

Investment management fees payable	937,627

Accrued expenses	218,349

Total Liabilities	16,153,141

Preferred Shares ($0.00001 par value; $25,000 net asset and liquidation value
per share applicable to 21,000 shares issued and outstanding)	525,000,000

Net Assets Applicable to Common Shareholders	$1,057,383,011

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 68,025,785 shares issued and outstanding)	$680

Paid-in-capital in excess of par	970,599,782

Undistributed net investment income	1,243,260

Accumulated net realized gain on investments	39,121,193

Net unrealized appreciation of investments and interest rate caps	46,418,096

Net Assets Applicable to Common Shareholders	$1,057,383,011

Net Asset Value Per Common Share	$15.54

See accompanying Notes to Financial Statements | 8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 9

Nicholas-Applegate Convertible & Income Fund Statement of Operations
For the six months ended August 31, 2005 (unaudited)

Investment Income:
Interest	$44,987,902

Dividends	11,104,716

Total Investment Income	56,092,618

Expenses:
Investment management fees	5,467,309

Auction agent fees and commissions	673,610

Shareholder reports and notices	102,853

Custodian and accounting agent fees	102,823

Audit and tax services	34,960

Trustees’ fees and expenses	33,607

New York Stock Exchange listing fees	33,216

Transfer agent fees	17,485

Legal fees	16,166

Investor relations	9,279

Insurance expense	9,103

Miscellaneous	3,831

Total expenses	6,504,242

Net Investment Income	49,588,376

Realized and Change in Unrealized Gain (Loss):
Net realized gain on:

Investments	7,941,768

Interest rate caps	2,676,454

10,618,222

Net change in unrealized appreciation/depreciation of:

Investments	(32,332,209)

Interest rate caps	(4,263,115)

(36,595,324)

Net realized and change in unrealized loss on investments and interest rate caps	(25,977,102)

Net Increase in Net Assets Resulting from Investment Operations	23,611,274

Dividends on Preferred Shares from net investment income	(8,297,787)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from
Investment Operations	$15,313,487

10 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund	Statement of Changes in
Net Assets Applicable to
Common Shareholders

	Six Months
	ended
	August 31, 2005	Year ended
	(unaudited)	February 28, 2005

Investment Operations:
Net investment income	$49,588,376	$98,689,848

Net realized gain on investments and interest rate caps	10,618,222	76,587,151

Net change in unrealized appreciation/depreciation of
investments and interest rate caps	(36,595,324)	(51,322,836)

Net increase in net assets resulting from investment operations	23,611,274	123,954,163

Dividends and Distributions on Preferred Shares from:
Net investment income	(8,297,787)	(8,047,820)

Net realized gains	—	(1,139,514)

Total dividends and distributions on preferred shares	(8,297,787)	(9,187,334)

Net increase in net assets applicable to common shareholders
resulting from investment operations	15,313,487	114,766,829

Dividends and Distributions to Common Shareholders from:
Net investment income	(50,819,405)	(99,815,537)

Net realized gains	—	(54,342,014)

Total dividends and distributions to common shareholders	(50,819,405)	(154,157,551)

Capital Share Transactions:
Reinvestment of dividends and distributions	6,887,610	23,559,496

Total decrease in net assets applicable to common shareholders	(28,618,308)	(15,831,226)

Net Assets Applicable to Common Shareholders:
Beginning of period	1,086,001,319	1,101,832,545

End of period (including undistributed net investment
income of $1,243,260 and $10,772,076, respectively)	$1,057,383,011	$1,086,001,319

Common Shares Issued in Reinvestment of Dividends
and Distributions:	460,733	1,480,665

See accompanying Notes to Financial Statements | 8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 11

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements
August 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies
Nicholas-Applegate Convertible & Income Fund (the “Fund”) was organized as a Massachusetts business trust on January 17, 2003. Prior to commencing operations on March 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair valued, in good faith pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions — Common Stock
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal

12 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements
August 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions — Common Stock (continued) income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(f) Interest Rate Caps
In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund’s exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(g) Concentration of Risk
It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly at the annual rate of 0.70% of the Fund’s average daily total managed assets. Total managed assets refers to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund’s investment decisions. For its services, pursuant to a Sub-Advisory Agreement, the Investment Manager and not the Fund pays the Sub-Adviser a monthly fee. The Investment Manager paid the Sub-Adviser $3,019,949 in connection with the sub-advisory service, for the six months ended August 31, 2005.

3. Investment in Securities
For the six months ended August 31, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $405,246,394 and $430,988,166, respectively.

(a) Interest rate cap agreements outstanding at August 31, 2005:

	Notional				Unrealized
	Amount	Termination		Payment received	Appreciation
Counterparty	(000)	Date	Premium	by Fund	(Depreciation)

UBS AG	$525,000	1/15/06	$ 5,131,875	1 month LIBOR-BBA	$ 193,466
				over 2% strike price

UBS AG	525,000	1/15/08	15,041,250	1 month LIBOR-BBA	(2,389,333)

				over 3% strike price	$(2,195,867)

LIBOR—London Interbank Offered Rate

8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 13

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements
August 31, 2005 (unaudited)

4. Income Tax Information
The cost basis of portfolio securities for federal income tax purposes is $1,504,462,786. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $93,785,320; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $45,171,357; net unrealized appreciation for federal income tax purposes is $48,613,963.

5. Auction Preferred Shares
The Fund has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of long-term capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

For the period ended August 31, 2005, the annualized dividend rate ranged from:

	High	Low	At August 31, 2005

Series A	3.50%	2.57%	3.50%
Series B	3.50%	2.54%	3.50%
Series C	3.49%	2.55%	3.48%
Series D	3.47%	2.55%	3.35%
Series E	3.50%	2.60%	3.50%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations
On September 1, 2005, a dividend of $0.125 per share was declared to common shareholders payable October 3, 2005 to shareholders of record on September 16, 2005.

On October 3, 2005, a dividend of $0.125 per share was declared to common shareholders payable November 1, 2005 to shareholders of record on October 21, 2005.

7. Legal Proceedings
On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (’’open-end funds’’) advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (’’NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain

14 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements
August 31, 2005 (unaudited)

7. Legal Proceedings (continued)
governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ’’shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlementagreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ’’market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ’’revenue sharing’’ with brokers offering ’’shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment

8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 15

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements
August 31, 2005 (unaudited)

7. Legal Proceedings (continued)
manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ’’Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Advisers to perform their duties under the investment management or portfolio management agreements, as the case may be. It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

16 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months		Year	For the Period
	ended		ended	March 31, 2003*
	August 31, 2005		February 28,	through
	(unaudited)		2005	February 29, 2004

Net asset value, beginning of period	$16.07		$16.67	$14.33	**

Income from Investment Operations:
Net investment income	0.73		1.48	1.28

Net realized and unrealized gain (loss) on investments	(0.39)		0.38	2.61

Total from investment operations	0.34		1.86	3.89

Dividends and Distributions on Preferred
Shares from:
Net investment income	(0.12)		(0.12)	(0.07)

Net realized gains	—		(0.02)	—

Total dividends and distributions on preferred shares	(0.12)		(0.14)	(0.07)

Net increase in net assets applicable to common
shareholders resulting from investment operations	0.22		1.72	3.82

Dividends and Distributions to Common
Shareholders from:
Net investment income	(0.75)		(1.50)	(1.33)

Net realized gains	—		(0.82)	(0.03)

Total dividends and distributions to common shareholders	(0.75)		(2.32)	(1.36)

Capital Share Transactions:
Common stock offering costs charged to paid-in
capital in excess of par	—		—	(0.03)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—		—	(0.09)

Total capital share transactions	—		—	(0.12)

Net asset value, end of period	$15.54		$16.07	$16.67

Market price, end of period	$16.03		$15.82	$16.38

Total Investment Return (1)	6.46%		11.53%	18.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of
period (000)	$1,057,383		$1,086,001	$1,101,833

Ratio of expenses to average net assets (2)	1.26	%(3)	1.24%	1.17	%(3)

Ratio of net investment income to average net assets (2)	9.60	%(3)	9.20%	8.97	%(3)

Preferred shares asset coverage per share	$75,334		$76,698	$77,460

Portfolio turnover	27%		70%	86%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.

See accompanying Notes to Financial Statements | 8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 17

Nicholas-Applegate Convertible & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s Investment Management Agreement with the Investment Manager and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (together the “Agreements”). The Trustees consider matters bearing on the Fund and its investment management arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the Trustees met on June 15 and 16, 2005 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Investment Management Agreement and the Portfolio Management Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, unanimously concluded that the Fund’s Investment Management Agreement and Portfolio Management Agreement should be continued for an additional one-year period.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc., on the Fund’s management fee and other expenses and the management fee and other expenses of comparable funds identified by Lipper Inc. (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2005, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are decribed below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser: the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund: the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative sevices the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

18 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Nicholas-Applegate Convertible & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited) (continued)

Based on information provided by Lipper Inc. the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and Sub-Adviser’s responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fee paid by the Fund is generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser wth respect to the Fund are also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts. The Trustees noted that the management fee paid by the Fund is generally higher than the fees paid by the open-end Funds but were advised that there are additional portfolio management challenges in managing the Fund such as the use of leverage and meeting a regular dividend. The Trustees noted that the Fund was above average for the one-year period ended May 31, 2005 and poor for the year-to-date period ended May 31, 2005 in total return. Performance for the month of May, however, was strong. The Trustees also noted that the Fund’s expense ratio was below the average and median for its peer group.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and Sub-Adviser indicating that the Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called ”fall-out benefits” to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

8.31.05 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 19

Nicholas-Applegate Convertible & Income Fund	Annual Shareholder Meeting
Results

The Fund held its annual meeting of shareholders on October 18, 2005. Common and Preferred shareholders voted to elect R. Peter Sullivan III and David C. Flattum as trustees to serve until 2008, and 2006, respectively. Preferred shareholders voted to elect John J. Dalessandro II as a trustee to serve until 2008. Mr. Robert E. Connor*, Mr. Paul Belica and Mr. Hans W. Kertess, continue to serve as trustees of the Fund

		Withhold
	Affirmative	Authority

Election of David C. Flattum	55,176,791	505,908

Election of R. Peter Sullivan III	55,169,028	513,671

Election of John J. Dalessandro II	15,656	53

* Preferred Shares trustee

20 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.05

Trustees and Principal Officers
Robert E. Connor	Newton B. Schott, Jr.
Trustee, Chairman of the Board of Trustees	Vice President
Paul Belica	Douglas Forsyth
Trustee	Vice President
John J. Dalessandro II	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
David C. Flattum	Thomas J. Fuccillo
Trustee	Secretary
Hans W. Kertess	Youse Guia
Trustee	Chief Compliance Officer
R. Peter Sullivan III	Jennifer A. Patula
Trustee	Assistant Secretary
Brian S. Shlissel
President & Chief Executive Officer

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, CA 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas Applegate Convertible & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at (800) 331-1710.

ITEM 2.  CODE OF ETHICS

         Not required in this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not required in this filing

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT

         Not required in this filing

ITEM 6.  SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

         Not required in this filing

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not required in this filing

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES.

                                             TOTAL NUMBER      MAXIMUM NUMBER OF
                                          OF SHARES PURCHASED   SHARES THAT MAY
               TOTAL NUMBER    AVERAGE    AS PART OF PUBLICLY   YET BE PURCHASED
                OF SHARES    PRICE PAID     ANNOUNCED PLANS     UNDER THE PLANS
  PERIOD        PURCHASED     PER SHARE       OR PROGRAMS         OR PROGRAMS
  ------        ---------     ---------        ----------         -----------
March 2005         N/A           N/A               N/A                N/A
April 2005         N/A           N/A               N/A                N/A
May 2005           N/A          14.44            118,272              N/A
June 2005          N/A          14.78            117,275              N/A
July 2005          N/A          15.08            114,831              N/A
August 2005        N/A          15.54            110,355              N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the
Allianz Funds website at www.allianzinvestors.com.

ITEM 11. CONTROLS AND PROCEDURES

(a)      The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)   Exhibit 99 Cert. - Certification pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

(b)      Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: November 2, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: November 2, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 2, 2005